Revenue	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The table below presents revenues by customer grouping for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Civil space	$60,052	$23,571	$15,844
National security	29,833	7,034	684
Commercial and other	47,716	10,180	123
Total revenues	$137,601	$40,785	$16,651
Contract Balances
The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	Successor
	December 31, 2021	December 31, 2020
Contract assets	$11,748	$4,172

Contract liabilities	$15,734	$15,665
The increase in contract assets was primarily driven by growth in revenue recognized and timing of billable milestones occurring during the Successor 2021 Period, and also by the acquisitions of Oakman, DPSS, and Techshot compared to December 31, 2020 before they were acquired.
The decrease in contract liabilities was related to timing of billable milestones occurring during the Successor 2021 Period, partially offset by an increase related to the acquisitions of Oakman and DPSS during the Successor 2021 Period ending December 31, 2021, compared to December 31, 2020 before they were acquired. Revenue recognized in the Successor 2021 Period that was included in the contract liability balance as of December 31, 2020 was $15.3 million.
The Company evaluates the contract value and cost estimates at completion (“EAC”) for performance obligations at least quarterly and more frequently when circumstances significantly change. Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimate of total revenue and cost at completion is complex, subject to many variables and requires significant judgment by management on a contract by contract basis. As part of this process, management reviews information including, but not limited to, labor productivity, the nature and technical complexity of the work to be performed, availability and cost volatility of materials, subcontractor and vendor performance, volume assumptions, inflationary trends, and schedule and performance delays. Management’s judgment related to these considerations has become increasingly more significant given the current economic environment primarily caused by the COVID-19 pandemic.
When the Company’s estimate of total costs to be incurred to satisfy a performance obligation exceeds the expected revenue, the Company recognizes the loss immediately. When the Company determines that a change in estimate has an impact on the associated profit of a performance obligation, the Company records the cumulative positive or negative adjustment to the statement of operations and comprehensive income (loss). Changes in estimates and assumptions related to the status of certain long-term contracts may have a material effect on the Company’s operating results.
The following table summarizes the impact of the net EAC adjustments for the periods presented:

	Successor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020
Net EAC adjustments, before income taxes	$(1,835)	$728
Net EAC adjustments, net of income taxes	(1,551)	580
Net EAC adjustments, net of income taxes, per diluted share	(0.03)	0.02
Remaining Performance Obligations
As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $129.3 million. The Company expects to recognize approximately 78% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.
Geographic Information and Significant Customers
The Company has customers located in the United States, Luxembourg, Germany, Japan, South Korea, Poland, Taiwan, and France.
The table below presents revenues based on the geographic location of the Company’s customers for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
U.S.	$133,309	$38,774	$15,856
Luxembourg	3,724	1,535	795
Germany	140	46	—
South Korea	272	147	—
Poland	138	169	—
Other	18	114	—
Total revenues	$137,601	$40,785	$16,651
The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues were as follows for the periods presented:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Boeing (1)	$17,753	$—	$—
NASA	48,476	21,352	15,020
Total	$66,229	$21,352	$15,020
______________
(1)While revenue was generated in each of the periods presented, amounts are only disclosed for the periods in which revenue represented 10% or more of total revenue.
Revenue
The table below presents revenues by customer grouping for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
Civil space	$16,164	$16,023
National security	7,578	8,288
Commercial and other	9,125	7,387
Total revenues	$32,867	$31,698
Contract Balances
The table below presents the contract assets and contract liabilities included on the condensed consolidated balance sheets for the following periods:

	March 31, 2022	December 31, 2021
Contract assets	$17,492	$11,748

Contract liabilities	$13,929	$15,734
The increase in contract assets was primarily driven by growth in revenue recognized and timing of billable milestones occurring during the three months ended March 31, 2022, and also by the acquisitions of Oakman, DPSS, and Techshot compared to the period before they were acquired.
The decrease in contract liabilities was related to timing of billable milestones occurring during the three months ended March 31, 2022, partially offset by an increase related to the acquisitions of Oakman, DPSS and Techshot, compared to the period before they were acquired. Revenue recognized in the three months ended March 31, 2022 that was included in the contract liability balance as of December 31, 2021 was $7.8 million. Revenue recognized in the three months ended March 31, 2021 that was included in the contract liability balance as of December 31, 2020 was $8.1 million.
The Company evaluates the contract value and cost estimates at completion (“EAC”) for performance obligations at least quarterly and more frequently when circumstances significantly change. Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimate of total revenue and cost at completion is complex, subject to many variables and requires significant judgment by management on a contract by contract basis. As part of this process, management reviews information including, but not limited to, labor productivity, the nature and technical complexity of the work to be performed, availability and cost volatility of materials, subcontractor and vendor performance, volume assumptions, inflationary trends, and schedule and performance delays. Management’s judgment related to these considerations has become increasingly more significant given the current economic environment primarily caused by the COVID-19 pandemic.
When the Company’s estimate of total costs to be incurred to satisfy a performance obligation exceeds the expected revenue, the Company recognizes the loss immediately. When the Company determines that a change in estimate has an impact on the associated profit of a performance obligation, the Company records the cumulative positive or negative adjustment to the statement of operations and comprehensive income (loss). Changes in estimates and assumptions related to the status of certain long-term contracts may have a material effect on the Company’s operating results.
The following table summarizes the impact of the net EAC adjustments for the periods presented:

	Three Months Ended
	March 31, 2022	March 31, 2021
Net EAC adjustments, before income taxes	$(1,764)	$(56)
Net EAC adjustments, net of income taxes	(1,511)	(50)
Net EAC adjustments, net of income taxes, per diluted share	(0.02)	—
Remaining Performance Obligations
As of March 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $107.7 million. The Company expects to recognize approximately 78% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.
Geographic Information and Significant Customers
The table below presents revenues based on the geographic location of the Company’s customers for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
U.S.	$31,351	$30,911
Luxembourg	1,230	715
South Korea	140	61
Germany	104	11
Other	42	—
Total revenues	$32,867	$31,698
The majority of the Company’s revenues are derived from government contracts. Customers comprising 10% or more of revenues were as follows for the periods presented:

	Three Months Ended
	March 31, 2022	March 31, 2021
NASA	$8,439	$10,937
Boeing	5,463	4,031
Air Force Research Laboratory(1)	—	3,344
Total	$13,902	$18,312
______________
(1)While revenue was generated in each of the periods presented, amounts are only disclosed for the periods in which revenue represented 10% or more of total revenue.